Brown Advisory Global Leaders Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.4%
China - 7.9%
975,483	AIA Group, Ltd.	9,199,828
207,268	Ctrip.com International, Ltd. ADR*	6,070,880
178,958	Tencent Holdings, Ltd.	7,485,441
		22,756,149
France - 3.0%
54,510	Safran SA	8,582,649
Germany - 5.8%
175,733	CTS Eventim AG & Co. KGaA	9,900,579
43,875	Deutsche Boerse AG	6,842,728
		16,743,307
India - 2.8%
463,800	HDFC Bank, Ltd.	8,037,433
Indonesia - 2.4%
23,982,300	Bank Rakyat Indonesia Persero	6,963,619
Netherlands - 3.0%
118,275	Wolters Kluwer NV	8,629,969
Sweden - 3.1%
324,233	Atlas Copco AB	8,779,925
Switzerland - 2.8%
35,886	Schindler Holding AG	8,005,967
Taiwan - 3.4%
207,895	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,662,960
United Kingdom - 6.6%
325,351	Hiscox, Ltd.	6,639,291
206,901	Unilever PLC	12,435,092
		19,074,383
United States - 55.6%
Communication Services - 7.7%
12,189	Alphabet, Inc. - Class C*	14,858,392
73,803	Electronic Arts, Inc.*	7,219,409
		22,077,801
Consumer Discretionary - 5.8%
5,386	Booking Holdings, Inc.*	10,570,617
110,224	TJX Companies, Inc.	6,143,886
		16,714,503
Consumer Staples - 6.4%
122,652	Brown-Forman Corp.	7,700,093
53,182	Estee Lauder Companies, Inc.	10,580,559
		18,280,652
Financials - 5.6%
152,012	Charles Schwab Corp.	6,358,662
83,615	JPMorgan Chase & Co.	9,840,649
		16,199,311
Health Care - 2.9%
37,830	Edwards Lifesciences Corp.*	8,319,195
Industrials - 2.0%
121,725	Flowserve Corp.	5,685,775
Information Technology - 20.3%
289,303	Marvell Technology Group, Ltd.	7,223,896
43,944	MasterCard, Inc.	11,933,872
157,821	Microsoft Corp.	21,941,854
100,847	Visa, Inc.	17,346,692
		58,446,314
Materials - 4.9%
33,083	Ecolab, Inc.	6,551,757
13,765	Sherwin-Williams Co.	7,568,961
		14,120,718
Total United States		159,844,269
Total Common Stocks (Cost $234,245,736)		277,080,630

Short-Term Investments - 4.0%
Money Market Funds - 4.0%
11,401,211	First American Government Obligations Fund - Class Z, 1.83%#	11,401,211
Total Short-Term Investments (Cost $11,401,211)		11,401,211
Total Investments - 100.4% (Cost $245,646,947)		288,481,841
Liabilities in Excess of Other Assets - (0.4)%		(1,031,830)
NET ASSETS - 100.0%		$287,450,011

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$175,578,109	$101,502,521	$-
Short-Term Investments	11,401,211	-	-
Total Investments	$186,979,320	$101,502,521	$-

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.